Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
12.	Net Loss Per Share Attributable to Common Stockholders

The net loss attributable to common stockholders is allocated based on the contractual participation rights of the Class A and Class B common stock. As the liquidation and dividend rights of the Class A and Class B common stock are identical, the net loss attributable to common stockholders is allocated on a proportionate basis, and the resulting net loss per share is identical for Class A and Class B common stock under the two class method.

The diluted net loss per share attributable to common stockholders is calculated by giving effect to all potentially dilutive common stock equivalents during the period. The Company’s redeemable convertible preferred stock, stock options and early exercised stock options are considered to be potential common stock equivalents, but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.
Net loss attributable to common stockholders is equivalent to net loss for all periods presented.
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented:

	Year Ended March 31,
	2021		2020		2019
	Class A	Class B	Class A	Class B	Class A	Class B
	(in thousands, except share and per share data)
Numerator:

Net loss attributable to common stockholders	$(37,070)	$(146,549)	$(49,094)	$(201,769)	$(28,592)	$(154,941)

Denominator:

Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	8,771,824	34,678,002	7,525,465	30,928,302	5,371,951	29,110,507

Net loss per share attributable to common stockholders, basic and diluted	$(4.23)	$(4.23)	$(6.52)	$(6.52)	$(5.32)	$(5.32)

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year Ended March 31,
	2021		2020		2019
	Class A	Class B	Class A	Class B	Class A	Class B
Conversion of redeemable convertible preferred stock	—	91,198,378	—	86,443,341	—	86,443,341
Outstanding stock options	7,898,294	21,476,732	—	29,817,566	—	28,067,150
Issuance of common stock upon early exercise of options (unvested)	—	—	—	3,810,417	—	5,285,417

Total	7,898,294	112,675,110	—	120,071,324	—	119,795,908